Fair Value of Financial Assets and Liabilities - Not Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain (Loss) on Jackpot Liabilities	$ 7,320
Unrealized Gain (Loss) on Debt	166,382	$ (176,613)
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	199,845
Available for sale investments	13,232	10,925
Jackpot liabilities	337,243
Debt	8,343,368	2,959,471
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	199,845
Available for sale investments	13,232	10,925
Jackpot liabilities	329,923
Debt	8,176,986	3,136,084
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	6,450,306	2,226,226
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	1,726,680	909,858
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	199,845
Available for sale investments	13,232	$ 10,925
Jackpot liabilities	$ 329,923